Equity Method Investments - Schedule of equity method investments (Detail) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	May 19, 2017	Dec. 31, 2017
Income Statement Equity Method Investments [Line Items]
Carrying value at January 1, 2017	$ 19,038	$ 19,038
Equity loss	(1,100)	(1,098)
Change to consolidation		(17,940)
Stabilis LNG Eagle Ford LLC [Member]
Income Statement Equity Method Investments [Line Items]
Carrying value at January 1, 2017	18,554	18,554
Equity loss		(1,095)
Change to consolidation		(17,459)
Stabilis FHR Oilfield LNG LLC [Member]
Income Statement Equity Method Investments [Line Items]
Carrying value at January 1, 2017	$ 484	484
Equity loss		(3)
Change to consolidation		$ (481)